CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
As of June 30, 2022 and June 30, 2021, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2022	2021
Cash and cash equivalents	163,981	154,655
Short term restricted cash	4,340	20,162
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	168,321	174,817